Retirement Benefits - Detailed Information for the Defined Benefit Plans (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of net defined benefit liability (asset) [Line Items]
Fair value of plan assets	¥ 1,453,238	¥ 1,432,556
Net retirement benefit assets (liabilities)	279,567	192,772
Of which retirement benefit liabilities included in "Other liabilities"	(36,888)	(64,972)
Of which retirement benefit assets included in "Other assets"	316,455	257,744
Present value of unfunded obligations [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Present value of obligations	(30,082)	(52,494)
Present value of funded obligations [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Present value of obligations	¥ (1,143,589)	¥ (1,187,290)